Revenue - Jansen Agreement (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Research and license agreement
Revenue
Development milestones payment received	$ 1,000
Janssen Biotech Inc
Revenue
Deferred revenue at beginning of period				$ (1,527)	$ (6,176)
Deferral of revenue				(35,000)
Recognized during the period				1,490	4,354
Foreign currency translation difference				37	295
Deferred revenue at end of period		$ (6,176)		$ (35,000)	$ (1,527)
Development milestones payment received		$ 1,000
Janssen Biotech Inc | Research and license agreement
Revenue
Non-refundable upfront payment received			$ 8,000
Term of agreement			2 years
Years of sale for royalties payable				10 years
Deferred revenue at end of period				$ 0